American Funds Tax-Exempt Fund of New York
One Market, Steuart Tower
Suite 2000
San Francisco, California 94105-1409

Courtney R. Taylor
Secretary

October 5, 2012

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: American Funds Tax-Exempt Fund of New York
       File Nos. 333-168594 and 811-22448

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on September 28, 2012 of Registrant’s Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940.

Sincerely,

/s/Courtney R. Taylor
Courtney R. Taylor